SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 01, 2024	Oct. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Aug. 30, 2023	Nov. 29, 2022	Sep. 30, 2022	Jun. 14, 2022
Subsequent Event [Line Items]
Number of warrants							18,000	12,500	12,500
Number of warrants exercised			$ 1,000	$ 7,000
Common Stock [Member]
Subsequent Event [Line Items]
Number of warrants						2,906,977
Number of warrants exercised			$ 1,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of warrants exercised		$ 711,000
Subsequent Event [Member] | Pre Funded Warrants [Member]
Subsequent Event [Line Items]
Number of warrants		711,000
Subsequent Event [Member] | Veranex Inc [Member]
Subsequent Event [Line Items]
Research and development, term of contract	350 days
Research and development expenses	$ 1,100,000
Lease Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Lease term	36 months
Lease payments	$ 2,500